Consolidated Statements of Financial Position - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement of financial position [abstract]
Cash	$ 42.5	$ 100.0	$ 226.0
Trade and other receivables	399.1	388.3
Income taxes and investment tax credits receivable	18.4	13.6
Other financial assets	19.1	12.8
Inventories	1,166.3	946.2
Other current assets	26.8	24.9
Total current assets	1,672.2	1,485.8
Investment tax credits receivable	12.1	14.5
Other financial assets	20.2	20.0
Property, plant and equipment	1,027.4	905.1	766.8
Intangible assets	610.1	478.7	314.6
Right-of-use assets	214.7	192.4
Deferred income taxes	206.6	169.6
Other non-current assets	3.8	3.5
Total non-current assets	2,094.9	1,591.4
Total assets	3,767.1	3,077.2
Trade payables and accruals	1,085.8	1,003.5
Provisions	426.7	408.6
Other financial liabilities	182.9	108.3
Income tax payable	67.4	68.3
Deferred revenues	71.8	71.3
Current portion of long-term debt	17.9	18.4
Current portion of lease liabilities	31.6
Total current liabilities	1,884.1	1,678.4
Long-term debt	1,627.5	1,197.1
Lease liabilities	209.3
Provisions	112.8	111.6
Other financial liabilities	47.0	28.4
Deferred revenues	140.3	129.7
Employee future benefit liabilities	301.2	237.1
Deferred income taxes	14.3	0.9
Other non-current liabilities	20.3	16.8
Total non-current liabilities	2,472.7	1,721.6
Total liabilities	4,356.8	3,400.0
Deficit	(589.7)	(322.8)	$ (292.0)
Total liabilities and deficit	$ 3,767.1	$ 3,077.2